ORGANIZATION - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
ORGANIZATION
Net cash provided by (used in) operating activities	$ (27,123,391)	$ 16,072,496
Net cash used in investing activities	99,132,185	(255,153,242)
Net cash used in financing activities	$ (174,277,190)	$ (17,471,539)